UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-06477

Exact name of registrant as specified in charter:		SM&R INVESTMENTS, INC.

Address or principal executive offices:		2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:		Securities Management and Research, Inc.
		P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:		1-800-231-4639

Date of fiscal year end:		8/31

Date of reporting period:		11/30/2007

Item 1. Schedule of Investments

SM&R ALGER TECHNOLOGY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
BROADCASTING --		0.90%
Unica Corp. *				900		$ 8,100

HOTELS, RESTAURANTS & LEISURE --		3.09%
Ctrip.com International Ltd. ADR				465		27,951

INTERNET & CATALOG RETAIL --		3.76%
Amazon.com, Inc. *				110		9,962
eBay Inc. *				715		23,974
						33,936
MEDIA --		2.95%
Focus Media Holding Ltd. ADR *				235		13,263
XM Satellite Radio Holdings Inc. (Class A) *				855		13,338
						26,601

			TOTAL CONSUMER DISCRETIONARY --	10.70%		96,588

ENERGY --
ENERGY & ENERGY SERVICES --		6.60%
First Solar, Inc. *				70		16,600
JA Solar Holdings Co Ltd. ADR *				725		43,022
						59,622

			TOTAL ENERGY --	6.60%		59,622

HEALTH CARE --
MEDICAL DEVICES --		3.43%
athenahealth Inc. *				95		4,053
Metabolix, Inc. *				880		18,938
Northstar Neuroscience, Inc. *				810		7,476
Trans1 Inc. *				25		488

						30,955

			TOTAL HEALTH CARE --	3.43%		30,955

INDUSTRIALS --
BUSINESS SERVICES --		1.22%
TeleTech Holdings, Inc. *				530		10,976

COMMERCIAL SERVICES & SUPPLIES --		2.23%
Net 1 UEPS Technologies, Inc. *				650		20,124

			TOTAL INDUSTRIALS --	3.45%		31,100

INFORMATION TECHNOLOGY --
COMMUNICATIONS --		3.53%
Research In Motion Ltd. *				280		31,870

COMMUNICATIONS EQUIPMENT --		7.14%
Cisco Systems, Inc. *				1,080		30,262
Corning Inc.				390		9,473
Foundry Networks, Inc. *				865		15,250
Nokia Oyj ADR				240		9,439
						64,424
COMMUNICATIONS TECHNOLOGY --		1.32%
Novatel Wireless, Inc. *				765		11,888

COMPUTER RELATED & BUSINESS SERVICES --		8.25%
Apple Inc. *				215		39,177
MEMC Electronic Materials, Inc. *				455		35,299
						74,476
COMPUTER SOFTWARE --		4.03%
NVIDIA Corp. *				307		9,683
TIBCO Software Inc. *				1,355		10,610
Visual Sciences, Inc. *				1,015		16,057
						36,350
ELECTRONICS --		2.36%
Nintendo Co., Ltd. ADR				280		21,298

INFORMATION TECHNOLOGY SERVICES --		1.65%
Cognizant Technology Solutions Corp. (Class A) *				480		14,928

INTERNET SOFTWARE & SERVICES --		13.58%
DealerTrack Holdings Inc. *				515		21,908
Google Inc. (Class A) *				50		34,650
NetEase.com Inc. *				485		9,831
Omniture, Inc. *				605		17,188
Vocus, Inc. *				650		20,410
Yahoo! Inc. *				695		18,633
						122,620

SEMICONDUCTORS --		11.50%
Cree, Inc. *				570		14,039
Intel Corp.				1,390		36,251
Lam Research Corp. *				335		15,360
Spreadtrum Communications, Inc. *				1650		16,417
Varian Semiconductor Equipment Associates, Inc. *				525		21,793
						103,860
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		6.71%
Atheros Communications *				640		18,874
KLA-Tencor Corp.				230		11,058
ON Semiconductor Corp. *				1,085		9,971
Tessera Technologies Inc. *				535		20,662
						60,565
SOFTWARE --		12.00%

Activision, Inc. *				510		11,297
Adobe Systems Inc. *				380		16,013
Electronic Arts Inc. *				270		15,171
Longtop Financial Technologies Ltd. ADR *				305		7,643
Microsoft Corp.				895		30,072
Quest Software, Inc. *				690		11,157
Synchronoss Technologies, Inc. *				515		16,954
						108,307

			TOTAL INFORMATION TECHNOLOGY --	72.07%		650,586

LEISURE EQUIPMENT & PRODUCTS --
PHOTOGRAPHY --		1.97%
Shutterfly, Inc. *				625		17,806

			TOTAL LEISURE EQUIPMENT & PRODUCTS --	1.97%		17,806

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --		1.84%
American Tower Corp. (Class A) *				365		16,622

			TOTAL TELECOMMUNICATION SERVICES --	1.84%		16,622

			TOTAL COMMON STOCK --	100.06%
				(Cost $772,704)		903,279

MONEY MARKET FUND
SM&R Money Market Fund, 3.93% (a)				100		100

			TOTAL MONEY MARKET FUND --	0.01%
				(Cost $100)		100

			TOTAL INVESTMENTS --	100.07%
				(Cost $772,804)		903,379

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.07)%		(601)

			NET ASSETS --	100.00%		$ 902,778

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments

(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Alger Tech Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R ALGER AGGRESSIVE GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
AUTO COMPONENTS --		0.33%
LKQ Corp. *				241		$ 9,570

CASINOS & RESORTS --		2.48%

Bally Technologies Inc. *				1,745		72,766

HOTELS, RESTAURANTS & LEISURE --		2.71%
Ctrip.com International Ltd. ADR				255		15,328
MGM Mirage *				330		28,545
Penn National Gaming, Inc. *				600		35,730
						79,603
INTERNET & CATALOG RETAIL --		2.29%
eBay Inc. *				2,010		67,395

LEISURE EQUIPMENT & PRODUCTS --		0.15%
Smith & Wesson Holding Corp. *				435		4,333

MEDIA --		2.06%
Dolby Laboratiories Inc. *				180		9,043
DreamWorks Animation SKG, Inc. (Class A) *				770		20,251
Focus Media Holding Ltd. ADR *				555		31,324
						60,618
RETAILING --		2.58%
CVS Caremark Corp.				1,125		45,101
Sotheby's				815		30,522
						75,623
TEXTILES, APPAREL & LUXURY GOODS --		1.83%
Coach, Inc. *				450		16,713
Deckers Outdoor Corp. *				90		12,975
Iconix Brand Group, Inc. *				1,060		24,157
						53,845

			TOTAL CONSUMER DISCRETIONARY --	14.43%		423,753

CONSUMER STAPLES --
TOBACCO --		4.04%
Altria Group, Inc.				1,530		118,667

			TOTAL CONSUMER STAPLES --	4.04%		118,667

ENERGY --
ENERGY & ENERGY SERVICES --		1.47%
Diamond Offshore Drilling, Inc.				75		8,732
Exterran Holdings Inc. *				165		13,207
First Solar, Inc. *				90		21,343
						43,282
ENERGY EQUIPMENT & SERVICES --		8.92%
National-Oilwell Varco Inc. *				135		9,200
Transocean Inc. *				1,190		163,337
Weatherford International Ltd. *				1,425		89,233
						261,770
OIL & GAS --		2.28%
Petrobank Energy & Resources Ltd. *				1,010		50,874
Range Resources Corp.				195		7,933
Warren Resources Inc. *				625		7,975
						66,782
OIL WELL EQUIPMENT & DRILLING --		0.39%
Concho Resources Inc. *				610		11,505

			TOTAL ENERGY --	13.06%		383,339

FINANCIALS --
CAPITAL MARKETS --		1.05%
Lazard Ltd. (Class A)				630		30,656

DIVERSIFIED FINANCIAL SERVICES --		2.42%
AllianceBernstein Holding LP				305		24,995
CME Group Inc.				70		46,102
						71,097
FINANCE --		3.18%

IntercontinentalExchange Inc. *				115		19,200
Nymex Holdings Inc.				595		74,107
						93,307
INSURANCE --		0.69%
American International Group, Inc.				350		20,345

REAL ESTATE --		0.26%
Digital Realty Trust, Inc.				200		7,632

REAL ESTATE MANAGEMENT --		0.10%
DuPont Fabros Technology Inc.				155		2,906

			TOTAL FINANCIALS --	7.70%		225,943

HEALTH CARE --
BIOTECHNOLOGY --		3.86%
Illumina, Inc.*				430		24,850
ImClone Systems Inc. *				320		14,429
Onyx Pharmaceuticals, Inc. *				400		21,816
Pharmion Corp. *				230		14,683
United Therapeutics Corp. *				375		37,530
						113,308

HEALTH CARE EQUIPMENT & SUPPLIES --		5.01%
Hologic, Inc. *				571		37,909
Intuitive Surgical, Inc. *				35		11,469
Inverness Medical Innovations, Inc. *				1,600		93,888
Thoratec Corp. *				195		3,820
						147,086
HEALTH CARE PROVIDERS & SERVICES --		0.70%
Cardinal Health, Inc.				340		20,587

MEDICAL DEVICES --		0.25%
Northstar Neuroscience, Inc. *				790		7,292

PHARMACEUTICALS --		2.03%
Abbott Laboratories				720		41,407
Adams Respiratory Therapeutics, Inc. *				425		18,334
						59,741

			TOTAL HEALTH CARE --	11.85%		348,014

INDUSTRIALS --
AEROSPACE & DEFENSE --		3.11%
Boeing Co. (The)				330		30,538
General Dynamics Corp.				685		60,814
						91,352
BUSINESS SERVICES --		1.11%
Endeavor Acquisition Corp. *				2,210		32,597

COMMERCIAL SERVICES & SUPPLIES --		1.67%
Monster Worldwide Inc. *				435		14,690
Net 1 UEPS Technologies, Inc. *				1,110		34,366
						49,056
INDUSTRIAL CONGLOMERATES --		0.18%
General Electric Co.				140		5,361

MACHINERY --		3.76%
Cummins Inc.				640		74,816
Oshkosh Truck Corp.				740		35,587
						110,403
MARINE --		0.62%
Aegean Marine Petroleum Network Inc.				455		18,200

			TOTAL INDUSTRIALS --	10.45%		306,969

INFORMATION TECHNOLOGY --
COMMUNICATIONS --		1.12%
Research In Motion Ltd. *				290		33,008

COMMUNICATIONS EQUIPMENT --		0.87%
Sonus Networks, Inc. *				3,875		25,497

COMPUTER RELATED & BUSINESS SERVICES --		5.31%
Apple Inc. *				595		108,421
Hewlett-Packard Co.				185		9,465
MEMC Electronic Materials, Inc. *				370		28,705
Network Appliance, Inc. *				380		9,390
						155,981
COMPUTER SOFTWARE --		1.15%
NAVTEQ CORP. *				450		33,700

INFORMATION TECHNOLOGY SERVICES --		0.95%
Satyam Computer Services Ltd. ADR				1,065		27,860

INTERNET SOFTWARE & SERVICES --		6.44%
DealerTrack Holdings Inc. *				507		21,568
Google Inc. (Class A) *				90		62,370
SINA Corp. *				1,175		56,506
Yahoo! Inc. *				1,815		48,660
						189,104
SEMICONDUCTORS --		2.01%
Intel Corp.				875		22,820
Lam Research Corp. *				430		19,716
Varian Semiconductor Equipment Associates, Inc. *				400		16,604
						59,140
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		6.51%
Atheros Communications *				1,430		42,171
JA Solar Holdings Co. Ltd. *				1,075		63,791
ON Semiconductor Corp. *				3,144		28,893
Tessera Technologies Inc. *				1,455		56,192
						191,047
SOFTWARE --		2.73%
Adobe Systems Inc. *				365		15,381
Microsoft Corp.				535		17,976
Solera Holdings Inc. *				2,035		46,825
						80,182

			TOTAL INFORMATION TECHNOLOGY --	27.09%		795,519

MATERIALS --
CHEMICALS --		0.62%
Celanese Corp. (Series A)				375		14,880
Zoltek Companies, Inc. *				80		3,410
						18,290
CONTAINERS --		2.22%
Pactiv Corp. *				2,570		65,278

METALS --		0.24%
SXR Uranium One, Inc. *				740		6,870

METALS & MINING --		0.73%
Paladin Resources Ltd. *				3,700		21,349

MINING --		0.59%
Freeport-McMoRan Copper & Gold, Inc.				175		17,313

			TOTAL MATERIALS --	4.40%		129,100

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		0.40%

NeuStar, Inc. (Class A) *				370		11,755

WIRELESS TELECOMMUNICATION SERVICES --		2.25%
America Movil S.A.B. de C.V. (Series L) ADR				350		21,581
American Tower Corp. (Class A) *				138		6,285
NII Holdings Inc. *				690		38,060
						65,926

			TOTAL TELECOMMUNICATION SERVICES --	2.65%		77,681

			TOTAL COMMON STOCK --	95.67%
				(Cost $2,494,930)		2,808,985

MONEY MARKET FUND
SM&R Money Market Fund, 3.93% (a)				122,373		122,373

			TOTAL MONEY MARKET FUND --	4.17%
				(Cost $122,373)		122,373
			TOTAL INVESTMENTS --	99.84%
				(Cost $2,617,303)		2,931,358

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.16%		4,777

			NET ASSETS --	100.00%		$ 2,936,135

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments

(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R ALGER SMALL-CAP FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
APPAREL --		0.78%
bebe stores, inc.				2,060		$ 27,810

AUTO COMPONENTS --		2.30%
LKQ Corp. *				1,185		47,056
Tenneco Inc. *				1,185		35,064
						82,120
CASINOS & RESORTS --		1.45%
Bally Technologies Inc. *				1,235		51,499

HOTELS, RESTAURANTS & LEISURE --		0.59%
McCormick & Schmick's Seafood Restaurants, Inc. *				1,435		21,037

INTERNET & CATALOG RETAIL --		3.60%
GSI Commerce, Inc. *				1,649		43,072
Priceline.com Inc. *				475		54,055
VistaPrint Ltd. *				700		31,080

						128,207
LEISURE EQUIPMENT & SERVICES --		1.01%
LIFE TIME FITNESS, Inc. *				660		35,851

RESTAURANTS & LODGING --		0.60%
Orient-Express Hotels Ltd. (Class A)				345		21,359

RETAILING --		0.82%
Phillips-Van Heusen Corp.				685		29,058

SPECIALTY RETAIL --		1.36%
Carter's, Inc. *				1,230		27,589
DSW Inc. (Class A) *				935		21,028
						48,617
TEXTILES, APPAREL & LUXURY GOODS --		2.46%
Deckers Outdoor Corp. *				305		43,972
Iconix Brand Group, Inc. *				1,925		43,871
						87,843

			TOTAL CONSUMER DISCRETIONARY --	14.97%		533,401

CONSUMER STAPLES --
FOOD PRODUCTS --		1.23%
Hain Celestial Group Inc. (The) *				1,320		43,666

			TOTAL CONSUMER STAPLES --	1.23%		43,666

ENERGY --
ENERGY & ENERGY SERVICES --		2.80%
Dril-Quip, Inc. *				720		40,622
Horizon Offshore, Inc. *				1,680		28,459
JA Solar Holdings Co. Ltd. ADR *				515		30,560
						99,641
ENERGY EQUIPMENT & SERVICES --		0.82%
North American Energy Partners Inc. *				560		7,224
T-3 Energy Services, Inc. *				440		22,180
						29,404
OIL & GAS --		3.34%
Carrizo Oil & Gas, Inc. *				715		34,642
Mariner Energy Inc. *				1,925		41,734
Petrobank Energy & Resources Ltd. *				845		42,563
						118,939
OIL WELL EQUIPMENT & DRILLING --		1.62%
Concho Resources Inc. *				1,746		32,930
CVR Energy, Inc. *				1,135		24,993
						57,923

			TOTAL ENERGY --	8.58%		305,907

FINANCIALS --
CAPITAL MARKETS --		1.86%
Cohen & Steers, Inc.				770		21,845
Greenhill & Co., Inc.				615		44,458
						66,303
COMMERCIAL BANKS --		3.15%
Boston Private Financial Holdings, Inc.				1,165		32,084
First Midwest Bancorp, Inc.				805		26,323
Signature Bank *				1,030		38,162
Wintrust Financial Corp.				442		15,611
						112,180
FINANCIAL SERVICES --		2.08%
GFI Group Inc. *				385		37,491
Heartland Payment Systems, Inc.				1,130		36,476
						73,967

INSURANCE --		1.09%

First Mercury Financial Corp. *				1,835		38,939

THRIFTS & MORTGAGE FINANCE --		0.46%
FirstFed Financial Corp. *				470		16,459

			TOTAL FINANCIALS --	8.64%		307,848

HEALTH CARE --
BIOTECHNOLOGY --		8.66%
BioMarin Pharmaceutical Inc. *				930		25,575
Cubist Pharmaceuticals, Inc. *				865		18,373
Illumina, Inc. *				760		43,920
InterMune, Inc. *				910		14,778
Neurocrine Biosciences, Inc. *				1,330		17,317
Omrix Biopharmaceuticals, Inc. *				1,080		36,061
Onyx Pharmaceuticals, Inc. *				675		36,814
Progenics Pharmaceuticals, Inc. *				1,220		23,668
Savient Pharmaceuticals Inc. *				1,545		21,723
Theravance, Inc. *				1,010		24,331
United Therapeutics Corp. *				460		46,037
						308,597
HEALTH CARE EQUIPMENT & SUPPLIES --		3.95%
ArthoCare Corp. *				500		27,065
Hologic, Inc. *				685		45,477
Inverness Medical Innovations, Inc. *				650		38,142
Thoratec Corp. *				1,538		30,129
						140,813
HEALTH CARE PROVIDERS & SERVICES --		2.58%
PAREXEL International Corp. *				1,072		47,436
Psychiatric Solutions, Inc. *				1,215		44,384
						91,820
MEDICAL DEVICES --		0.55%
Dexcom Inc. *				2,285		19,765

MEDICAL TECHNOLOGY --		1.30%
Acorda Therapeutics Inc. *				1,435		26,849
Allscripts Healthcare Solutions, Inc. *				1,095		19,371
						46,220
PHARMACEUTICALS --		1.15%
Adams Respiratory Therapeutics, Inc. *				950		40,983

			TOTAL HEALTH CARE --	18.19%		648,198

INDUSTRIALS --
AEROSPACE --		1.24%
BE Aerospace, Inc. *				945		44,415

AEROSPACE & DEFENSE --		1.27%
Esterline Technologies Corp. *				870		45,431

AIRLINES --		0.62%
AirTran Holdings, Inc. *				2,595		22,032

BUSINESS SERVICES --		0.70%
TeleTech Holdings, Inc. *				1,200		24,852

COMMERCIAL SERVICES & SUPPLIES --		2.62%
FTI Consulting Inc. *				900		51,300
Geo Group Inc. (The) *				1,650		42,009
						93,309

CONSTRUCTION & ENGINEERING --		1.27%
URS Corp. *				785		45,130

ELECTRICAL EQUIPMENT --		1.43%
ITC Holdings Corp.				1,000		51,040

ENGINEERING --		0.87%
Aecom Technology Corp. *				1,165		30,977

MACHINERY --		4.64%
Actuant Corp. (Class A)				1,240		39,271
Bucyrus International, Inc. (Class A)				570		49,995
CLARCOR Inc.				1,000		35,610
RBC Bearings Inc. *				1,100		40,458
						165,334
MANUFACTORING --		1.18%
Silgan Holdings Inc.				785		42,100

			TOTAL INDUSTRIALS --	15.84%		564,620

INFORMATION TECHNOLOGY --
COMMUNICATIONS --		0.54%
Time Warner Telecom Inc. (Class-A) *				860		19,290

COMMUNICATIONS EQUIPMENT --		4.99%
Foundry Networks, Inc. *				1,700		29,971
NICE Systems Ltd. *				1,225		39,911
NeuStar, Inc. (Class-A) *				1,100		34,947
Polycom, Inc. *				1,575		38,225
Sonus Networks, Inc. *				5,300		34,874
						177,928
COMPUTER SOFTWARE --		1.81%
TIBCO Software Inc. *				2,460		19,262
VeriFone Holdings, Inc. *				945		45,388
						64,650
COMPUTER TECHNOLOGY --		0.66%
Novatel Wireless, Inc. *				1,505		23,388

COMPUTERS & PERIPHERALS --		1.38%
Synaptics Inc. *				885		49,153

INFORMATION TECHNOLOGY SERVICES --		0.75%
SI International Inc. *				1,025		26,609

INTERNET SOFTWARE & SERVICES --		4.78%
Acme Packet, Inc. *				2,115		26,015
DealerTrack Holdings Inc. *				970		41,264
Digital River, Inc. *				615		23,782
Internap Network Services Corp. *				1,562		15,542
Omniture, Inc. *				810		23,012
Wright Express Corp. *				1,075		40,796
						170,411
SEMICONDUCTORS --		0.59%
Cirrus Logic, Inc. *				3,685		21,005

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		4.91%
Atheros Communications *				1,185		34,946
FormFactor Inc. *				805		30,542
Mellanox Technologies Ltd. *				1,892		33,564
ON Semiconductor Corp. *				3,640		33,452
Tessera Technologies Inc. *				1,105		42,675
						175,179
SEMICONDUCTORS CAPITAL EQUIPMENT --		0.72%
SiRF Technology Holdings, Inc. *				1,060		25,535

SOFTWARE --		4.56%
ANSYS, Inc. *				1,295		50,324
Concur Technologies, Inc. *				795		29,860
Solera Holdings Inc. *				2,045		47,055
Synchronoss Technologies, Inc. *				1,070		35,224
						162,463

			TOTAL INFORMATION TECHNOLOGY --	25.69%		915,611

MATERIALS --
CHEMICALS --		0.99%
Zoltek Companies, Inc. *				825		35,162

METALS --		0.66%
SXR Uranium One, Inc. *				2,540		23,581

METALS & MINING --		1.05%
Thompson Creek Metals Co., Inc. *				1,880		37,412

			TOTAL MATERIALS --	2.70%		96,155

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --		1.45%
SBA Communications Corp. (Class A) *				1,376		51,517

			TOTAL TELECOMMUNICATION SERVICES --	1.45%		51,517

			TOTAL COMMON STOCK --	97.29%
				(Cost $2,847,248)		3,466,923

MONEY MARKET FUND		2.01%
SM&R Money Market Fund, 3.93% (a)				71,666		71,666

			TOTAL MONEY MARKET FUND --	2.01%
				(Cost $71,666)		71,666

			TOTAL INVESTMENTS --	99.30%
				(Cost $2,918,914)		3,538,589

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.70%		24,871

			NET ASSETS --	100.00%		$ 3,563,460

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments

(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Small Cap Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R ALGER GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

COMMON STOCK				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		0.69%
MGM Mirage *				210		$ 18,165

INTERNET & CATALOG RETAIL --		2.66%
eBay Inc. *				2,080		69,742

MEDIA --		0.20%

Focus Media Holding Ltd. ADR *				95		5,362

			TOTAL CONSUMER DISCRETIONARY --	3.55%		93,269

CONSUMER STAPLES --
FOOD & STAPLES RETAILING --		2.78%
Walgreen Co.				925		33,846
Whole Foods Market, Inc.				910		39,139
						72,985
FOOD PRODUCTS --		0.86%
Kraft Foods Inc. (Class A)				654		22,596

HOUSEHOLD PRODUCTS --		0.97%
Procter & Gamble Co. (The)				345		25,530

TOBACCO --		1.63%
Altria Group, Inc.				550		42,658

			TOTAL CONSUMER STAPLES --	6.24%		163,769

ENERGY --
ENERGY & ENERGY SERVICES --		2.08%
First Solar, Inc. *				230		54,545

ENERGY EQUIPMENT & SERVICES --		10.34%
Cameron International Corp. *				450		41,954
FMC Technologies, Inc. *				419		23,288
National-Oilwell Varco Inc. *				665		45,320
Schlumberger Ltd.				375		35,044
Transocean Inc. *				918		126,002
						271,608
OIL & GAS --		0.94%
Anadarko Petroleum Corp.				435		24,621

			TOTAL ENERGY --	13.36%		350,774

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		5.49%
AllianceBernstein Holding LP				275		22,536
CME Group Inc.				50		32,930
Nymex Holdings Inc.				395		49,197
NYSE Euronext				455		39,403
						144,066
FINANCE --		2.35%
IntercontinentalExchange Inc. *				370		61,775

FINANCIAL SERVICES --		0.99%
UBS AG				515		25,997

			TOTAL FINANCIALS --	8.83%		231,838

HEALTH CARE --
BIOTECHNOLOGY --		1.35%
Cephalon, Inc. *				225		16,857
ImClone Systems Inc. *				415		18,712
						35,569
HEALTH CARE EQUIPMENT & SUPPLIES --		3.93%
Hologic, Inc. *				580		38,506
Intuitive Surgical, Inc. *				125		40,960
Zimmer Holdings, Inc. *				365		23,627
						103,093
HEALTH CARE PROVIDERS & SERVICES --		4.29%
Aetna Inc.				565		31,572
Quest Diagnostics Inc.				655		36,064
St. Jude Medical Inc. *				1,135		45,116

						112,752
PHARMACEUTICALS --		6.01%
Abbott Laboratories				655		37,669
Allergan, Inc.				585		39,218
Bristol Meyers Squibb Co.				645		19,111
Johnson & Johnson				360		24,386
Merck & Co. Inc.				630		37,397
						157,781

			TOTAL HEALTH CARE --	15.58%		409,195

INDUSTRIALS --
AEROSPACE --		0.50%
BE Aerospace, Inc. *				280		13,160

AEROSPACE & DEFENSE --		3.74%
Boeing Co. (The)				400		37,016
General Dynamics Corp.				690		61,258
						98,274
CONGLOMERATE --		1.45%
ITT Corp.				590		38,020

CONSTRUCTION & ENGINEERING --		0.81%
Shaw Group Inc. (The) *				335		21,246

INDUSTRIAL CONGLOMERATES --		1.49%
Textron Inc.				565		39,013

			TOTAL INDUSTRIALS --	7.99%		209,713

INFORMATION TECHNOLOGY --
COMMUNICATIONS --		2.02%
Research In Motion Ltd. *				465		52,926

COMMUNICATIONS EQUIPMENT --		5.16%
Cisco Systems, Inc. *				3,115		87,282
Nokia Oyj ADR				635		24,975
NVIDIA Corp. *				735		23,182
						135,439
COMPUTER RELATED & BUSINESS SERVICES --		6.32%
Apple Inc. *				575		104,777
MEMC Electronic Materials, Inc. *				790		61,288
						166,065
COMPUTERS & PERIPHERALS --		1.88%
Hewlett-Packard Co.				965		49,369

ELECTRONICS --		2.94%
Nintendo Co., Ltd. ADR				1,015		77,206

INTERNET SOFTWARE & SERVICES --		3.00%
Google Inc. (Class A) *				70		48,510
Yahoo! Inc. *				1,125		30,161
						78,671
SEMICONDUCTORS --		3.24%
Intel Corp.				2,330		60,766
Lam Research Corp. *				530		24,301
						85,067
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		0.46%
Tessera Technologies Inc. *				315		12,165

SOFTWARE --		4.45%
Electronic Arts Inc. *				545		30,624
Microsoft Corp.				2,565		86,184
						116,808

			TOTAL INFORMATION TECHNOLOGY --	29.47%		773,716

MATERIALS --
CHEMICALS --		2.14%
Monsato Co.				380		37,761
FMC Corp.				335		18,331
						56,092
METALS & MINING --		1.86%
Goldcorp, Inc.				715		23,173
Peabody Energy Corp.				330		18,361
Titanium Metals Corp.				250		7,418
						48,952
MINING --		1.27%
Freeport-McMoRan Copper & Gold, Inc.				337		33,340

			TOTAL MATERIALS --	5.27%		138,384

TELECOMMUNICATION SERVICES --
WIRELESS TELECOMMUNICATION SERVICES --		6.24%
American Tower Corp. (Class A) *				1,400		63,756
China Mobile Ltd. ADR				580		53,163
NII Holdings Inc.				850		46,886
						163,805

			TOTAL TELECOMMUNICATION SERVICES --	6.24%		163,805

UTILITIES --
MULTI-UTILITIES & UNREGULATED POWER --		2.08%
Veolia Environnement ADR				590		54,752

			TOTAL UTILITIES --	2.08%		54,752

			TOTAL COMMON STOCK --	98.61%
				(Cost $2,239,449)		2,589,215

MONEY MARKET FUND
SM&R Money Market Fund, 3.93% (a)				51,353		51,353

			TOTAL MONEY MARKET FUND --	1.95%
				(Cost $51,353)		51,353

			TOTAL INVESTMENTS --	100.56%
				(Cost $2,290,802)		2,640,568

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.56)%		(14,727)

			NET ASSETS --	100%		$ 2,625,841

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments

(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		0.49%
Starwood Hotels & Resorts Worldwide, Inc.				9,650		$ 518,012

HOUSEHOLD DURABLES --		1.79%
Newell Rubbermaid Inc.				23,200		621,296
Stanley Works (The)				24,200		1,262,030
						1,883,326
MEDIA --		1.57%
Walt Disney Co. (The)				50,000		1,657,500

MULTILINE RETAIL --		2.37%
Citi Trends Inc. *				18,900		292,005
J.C. Penney Co., Inc.				15,700		692,684
Target Corp.				25,200		1,513,512
						2,498,201
SPECIALTY RETAIL --		3.47%
Bed Bath & Beyond Inc. *				13,900		437,155
Best Buy Co., Inc.				31,200		1,592,760
Home Depot, Inc. (The)				13,000		371,280
Limited Brands, Inc.				24,300		487,944
Lowe's Companies, Inc.				19,400		473,554
Urban Outfitters, Inc. *				11,000		288,200
						3,650,893

			TOTAL CONSUMER DISCRETIONARY --	9.69%		10,207,932

CONSUMER STAPLES --
BEVERAGES --		3.85%
Coca-Cola Co. (The)				34,300		2,130,030
PepsiCo, Inc.				25,000		1,929,500
						4,059,530
FOOD & STAPLES RETAILING --		0.83%
SUPERVALU INC.				9,350		391,484
Wal-Mart Stores, Inc.				10,000		479,000
						870,484
HOUSEHOLD PRODUCTS --		2.25%
Procter & Gamble Co. (The)				32,000		2,368,000

			TOTAL CONSUMER STAPLES --	6.93%		7,298,014

ENERGY --
ENERGY EQUIPMENT & SERVICES --		5.88%
Baker Hughes Inc.				15,800		1,268,266
Schlumberger Ltd.				19,900		1,859,655
Transocean Inc. *				18,016		2,473,384
Weatherford International Ltd. *				9,400		588,628
						6,189,933
OIL, GAS & CONSUMABLE FUELS --		9.15%
Anadarko Petroleum Corp.				10,600		599,960
BP PLC ADR				11,700		851,058
Chevron Corp.				20,922		1,836,324
Exxon Mobil Corp.				52,500		4,680,900
Noble Corp.				16,400		854,932
Royal Dutch Shell PLC, ADR				10,000		814,300
						9,637,474

			TOTAL ENERGY --	15.03%		15,827,407

FINANCIALS --
COMMERCIAL BANKS --		6.45%
Bank of America Corp.				15,000		691,950

PNC Financial Services Group, Inc.				30,000		2,196,300
U.S. Bancorp				40,000		1,323,600
Wachovia Corp.				42,600		1,831,800
Washington Mutual, Inc.				13,400		261,300
Wells Fargo & Co.				15,000		486,450
						6,791,400
DIVERSIFIED FINANCIAL SERVICES --		5.83%
American Express Co.				5,000		294,900
Bear Stearns Companies Inc. (The)				4,450		443,665
Charles Schwab Corp. (The)				29,400		714,714
Citigroup Inc.				38,550		1,283,715
Discover Financial Services *				7,500		130,275
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.				10,250		359,467
Goldman Sachs Group, Inc. (The)				4,000		906,560
JPMorgan Chase & Co.				13,800		629,556
Merrill Lynch & Co., Inc.				5,000		299,700
Morgan Stanley				15,000		790,800
National Financial Partners Corp.				6,250		283,750
						6,137,102

INSURANCE --		6.95%
Allstate Corp. (The)				12,300		628,776
American International Group, Inc.				29,260		1,700,884
Aspen Insurance Holdings Ltd.				20,350		586,080
Brown & Brown, Inc.				24,400		600,240
Hartford Financial Services Group, Inc. (The)				16,400		1,563,248
Prudential Financial, Inc.				17,200		1,619,208
RenaissanceRe Holdings Ltd.				10,400		614,744
						7,313,180

			TOTAL FINANCIALS --	19.23%		20,241,682

HEALTH CARE --
BIOTECHNOLOGY --		4.45%
Amgen Inc. *				7,600		419,900
Celgene Corp. *				18,400		1,132,520
Genzyme Corp. *				12,000		899,160
Gilead Sciences, Inc. *				24,000		1,116,960
Given Imaging Ltd. *				36,900		858,663
PDL BioPharma Inc. *				14,600		258,566
						4,685,769

HEALTH EQUIPMENT & SUPPLIES --		1.94%
Advanced Medical Optics, Inc. *				5,500		138,710
Covidien Ltd. *				4,650		186,511
Hologic, Inc. *				9,000		597,510
Medtronic, Inc.				14,650		744,952
Varian Medical Systems, Inc. *				7,600		379,696
						2,047,379

HEALTH CARE PROVIDERS & SERVICES --		0.82%
DaVita, Inc. *				5,025		311,349
UnitedHealth Group Inc.				10,000		550,000
						861,349
PHARMACEUTICALS --		5.79%
Abbott Laboratories				13,900		799,389
Endo Pharmaceuticals Holdings Inc. *				11,450		313,845
Eli Lilly & Co.				41,200		2,181,540
Merck & Co. Inc.				38,000		2,255,680
Wyeth				11,000		540,100
						6,090,554

			TOTAL HEALTH CARE --	13.00%		13,685,051

INDUSTRIALS --
AEROSPACE & DEFENSE --		5.23%

Boeing Co. (The)				13,000		1,203,020
Goodrich Corp.				20,000		1,425,800
Honeywell International Inc.				14,500		820,990
Rockwell Collins, Inc.				13,000		937,560
United Technologies Corp.				15,000		1,121,550
						5,508,920

AIR FREIGHT & LOGISTICS --		1.49%
FedEx Corp.				4,700		462,809
United Parcel Service, Inc. (Class B)				15,000		1,105,200
						1,568,009

CONSTRUCTION & ENGINEERING --		0.54%
Cemex SAB de C.V. ADR				20,000		572,200

ELECTRICAL EQUIPMENT --		0.17%
Tyco Electronics Ltd. *				4,650		173,864

INDUSTRIAL CONGLOMERATES --		2.71%
3M Co.				10,000		832,600
General Electric Co.				48,000		1,837,920
Tyco International Ltd.				4,650		186,605
						2,857,125
MACHINERY --		2.53%
Caterpillar Inc.				7,500		539,250
Danaher Corp.				24,400		2,118,408
						2,657,658

			TOTAL INDUSTRIALS --	12.67%		13,337,776

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		5.58%
Arris Group Inc. *				23,000		239,890
Cisco Systems, Inc. *				84,500		2,367,690
Harris Corp.				13,100		822,287
Motorola, Inc.				30,900		493,473
Nokia Oyj ADR				34,100		1,341,153
QUALCOMM Inc.				15,000		611,700
						5,876,193
COMPUTERS & PERIPHERALS --		3.06%
EMC Corp.				30,800		593,516
Hewlett-Packard Co.				38,000		1,944,080
International Business Machines Corp.				6,500		683,670
						3,221,266
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.33%
Agilent Technologies, Inc. *				9,300		351,819

INTERNET SOFTWARE & SERVICES --		0.33%
Akamai Technologies, Inc. *				9,100		346,346

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		3.17%
Analog Devices, Inc.				15,600		480,168
Intel Corp.				50,000		1,304,000
KLA-Tencor Corp.				11,600		557,728
Linear Technology Corp.				15,200		462,992
Marvell Technology Group Ltd. *				14,500		216,630
Maxim Integrated Products, Inc.				13,600		315,384
						3,336,902
SOFTWARE --		2.75%
Intuit Inc. *				24,800		727,136
Microsoft Corp.				25,000		840,000
Oracle Corp. *				65,700		1,325,826
						2,892,962

			TOTAL INFORMATION TECHNOLOGY --	15.22%		16,025,488

MATERIALS --
CHEMICALS --		1.65%
Dow Chemical Co. (The)				12,000		503,280
PPG Industries, Inc.				18,000		1,235,520
						1,738,800
CONTAINERS & PACKAGING --		0.67%
Sealed Air Corp. *				30,000		701,100

			TOTAL MATERIALS --	2.32%		2,439,900

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		1.85%
Sprint Nextel Corp.				34,007		527,789
Verizon Communications Inc.				32,800		1,417,288
						1,945,077

			TOTAL TELECOMMUNICATION SERVICES --	1.85%		1,945,077

UTILITIES --
ELECTRIC UTILITIES --		2.08%
Ameren Corp.				11,100		597,735
Dominion Resources, Inc. / VA				12,000		566,760
Exelon Corp.				9,100		737,737
Wisconsin Energy Corp.				6,100		291,824
						2,194,056

GAS UTILITIES --		1.23%
El Paso Corp.				60,800		977,664
Sempra Energy				5,000		313,100
						1,290,764

			TOTAL UTILITIES --	3.31%		3,484,820

			TOTAL COMMON STOCK --	99.25%
				(Cost $81,163,640)		104,493,147

MONEY MARKET FUND
SM&R Money Market Fund, 3.93% (a)				833		833

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $833)		833

COMMERCIAL PAPER				Face
				Amount

ENERGY --
ENERGY EQUIPMENT & SERVICES --		0.32%
Duke Energy, 5.00%, 12/04/07				$ 335,000		334,860

			TOTAL ENERGY --	0.32%		334,860

INFORMATION TECHNOLOGY --
IT SERVICES --		0.27%
Computer Science, 4.95%, 12/03/07				109,000		289,920

			TOTAL INFORMATION TECHNOLOGY --	0.27%		289,920

			TOTAL COMMERCIAL PAPER --	0.59%
				(Cost $624,781)		624,780

			TOTAL INVESTMENTS --	99.84%
				(Cost $81,789,254)		105,118,760

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.16%		166,743

			NET ASSETS --	100.00%		$ 105,285,503

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R EQUITY INCOME FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		1.59%
McDonald's Corp.				15,100		$ 882,897
Starwood Hotels & Resorts Worldwide, Inc.				12,900		692,472
						1,575,369
HOUSEHOLD DURABLES --		2.24%
Newell Rubbermaid Inc.				17,800		476,684
Stanley Works (The)				16,000		834,400
Tupperware Brands Corp.				26,000		906,880
						2,217,964
MEDIA--		0.50%
CBS Corp. (Class B)				17,900		490,997

MULTI-LINE RETAIL --		0.37%
J.C. Penney Co., Inc.				8,350		368,402

SPECIALITY RETAIL --		1.21%
Limited Brands, Inc.				40,000		803,200
TJX Companies, Inc. (The)				13,300		390,222
						1,193,422

			TOTAL CONSUMER DISCRETIONARY --	5.91%		5,846,154

CONSUMER STAPLES --
BEVERAGES --		2.06%
Coca-Cola Co. (The)				16,000		993,600
PepsiCo, Inc.				13,500		1,041,930
						2,035,530
FOOD PRODUCTS --		3.69%
Bunge Limited				4,400		494,296
ConAgra Foods, Inc.				35,000		875,700
H.J. Heinz Co.				19,000		898,700
Kraft Foods Inc. (Class A)				4,844		167,360
McCormick & Co., Inc. (b)				18,000		687,780
Sensient Technologies Corp.				19,000		525,730
						3,649,566

FOOD & STAPLES RETAILING --		1.79%
SUPERVALU INC.				13,000		544,310
Wal-Mart Stores, Inc.				25,700		1,231,030
						1,775,340

HOUSEHOLD PRODUCTS --		2.42%
Kimberly-Clark Corp.				13,600		949,416
Procter & Gamble Co. (The)				19,500		1,443,000
						2,392,416
PERSONAL PRODUCTS --		1.60%
Alberto-Culver Co.				10,575		270,297
Avon Products, Inc.				15,000		615,750
Colgate-Palmolive Co.				8,675		694,694
						1,580,741
TOBACCO --		1.11%
Altria Group, Inc.				7,000		542,920
Reynolds American Inc.				8,000		560,160
						1,103,080

			TOTAL CONSUMER STAPLES --	12.67%		12,536,673

ENERGY --
ENERGY EQUIPMENT & SERVICES --		2.70%
Boardwalk Pipeline Partners, LP				19,000		607,050
Schlumberger Ltd.				12,000		1,121,400
Weatherford International Ltd. *				15,000		939,300
						2,667,750
OIL, GAS & CONSUMABLE FUELS --		11.19%
Anadarko Petroleum Corp.				21,000		1,188,600
BP PLC ADR				17,510		1,273,677
Chevron Corp.				22,000		1,930,940
Enterprise Products Partners L.P.				10,700		334,482
Exxon Mobil Corp.				38,000		3,388,080
Natural Resource Partners L.P.				23,000		740,140
Plains All American Pipeline, L.P.				10,000		522,900
Royal Dutch Shell PLC, ADR				15,000		1,221,450
Spectra Energy Corp.				19,300		475,552
						11,075,821

			TOTAL ENERGY --	13.89%		13,743,571

FINANCIALS --
COMMERCIAL BANKS --		9.61%
Bank of America Corp.				47,000		2,168,110
Comerica Inc.				18,000		824,040
Fifth Third Bancorp				24,000		717,840
KeyCorp				17,100		450,414
National City Corp.				31,100		614,536
PNC Financial Services Group, Inc.				15,000		1,098,150
Regions Financial Corp.				17,782		469,978
TrustCo Bank Corp NY				49,000		520,870
U.S. Bancorp				32,700		1,082,043
Washington Mutual, Inc.				13,700		267,150
Wells Fargo & Co.				40,000		1,297,200
						9,510,331
DIVERSIFIED FINANCIAL SERVICES --		7.83%
Allied Capital Corp.				18,000		437,940
Charles Schwab Corp. (The)				30,250		735,377
Citigroup Inc.				68,400		2,277,720
Colonial Properties Trust				11,250		275,513
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.				9,700		340,179
JPMorgan Chase & Co.				30,000		1,368,600
New York Community Bancorp, Inc.				29,000		539,690
Principal Financial Group, Inc.				16,700		1,093,683
Weingarten Realty Investors				19,000		677,350
						7,746,052
INSURANCE --		3.67%
Allstate Corp. (The)				9,000		460,080
Aspen Insurance Holdings Ltd.				20,825		599,760
Prudential Financial, Inc.				10,400		979,056

RenaissanceRe Holdings Ltd.				9,000		531,990
Travelers Companies, Inc. (The)				20,000		1,062,200
						3,633,086
REAL ESTATE INVESTMENT TRUSTS --		5.05%
BRE Properties, Inc.				8,600		383,130
Duke Reality Corp.				12,000		315,480
General Growth Properties, Inc.				9,800		455,112
HCP, Inc.				21,000		702,450
Health Care REIT, Inc.				12,500		560,125
Hospitality Properties Trust				11,400		416,556
Liberty Property Trust				11,300		353,803
Mack-Cali Realty Corp.				20,000		713,800
National Retail Properties Inc.				18,000		440,820
Plum Creek Timber Co., Inc.				14,000		649,180
						4,990,456

			TOTAL FINANCIALS --	26.16%		25,879,925

HEALTH CARE --
BIOTECHNOLOGY --		0.73%
Genzyme Corp. *				4,650		348,424
Gilead Sciences, Inc. *				8,000		372,320
						720,744
HEALTH CARE PROVIDERS & SERVICES --		0.73%
DaVita, Inc. *				4,000		247,840
LTC Properties, Inc.				20,000		470,800
						718,640
HEALTH EQUIPMENT & SUPPLIES --		0.29%
Advanced Medical Optics, Inc. *				5,475		138,080
Covidien Ltd. *				3,750		150,413
						288,493
PHARMACEUTICALS --		9.31%
Abbott Laboratories				22,850		1,314,103
Eli Lilly & Co.				20,350		1,077,533
Johnson & Johnson				35,000		2,370,900
Merck & Co. Inc.				23,000		1,365,280
Pfizer Inc.				85,580		2,033,381
Wyeth				21,325		1,047,058
						9,208,255

			TOTAL HEALTH CARE --	11.06%		10,936,132

INDUSTRIALS --
AEROSPACE & DEFENSE --		0.98%
United Technologies Corp.				13,000		972,010

COMMERCIAL SERVICES & SUPPLIES --		1.14%
Deluxe Corp.				11,000		347,490
Sovran Self Storage, Inc.				11,000		480,810
Standard Register Co. (The)				25,000		301,750
						1,130,050
ELECTRICAL EQUIPMENT --		0.14%
Tyco Electronics Ltd. *				3,750		140,212

INDUSTRIAL CONGLOMERATES --		4.44%
3M Co.				10,200		849,252
General Electric Co.				88,500		3,388,665
Tyco International Ltd.				3,750		150,488
						4,388,405
ROAD & RAIL --		0.51%
Burlington Northern Santa Fe Corp.				6,000		501,120

			TOTAL INDUSTRIALS --	7.21%		7,131,797

INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT --		1.13%

Harris Corp.				12,750		800,317
Nokia Oyj ADR				8,000		314,640
						1,114,957
INTERNET SOFTWARE & SERVICES --		0.40%
StarTek, Inc. *				40,000		390,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		1.28%
Intel Corp.				39,550		1,031,464
Linear Technology Corp.				7,750		236,065
						1,267,529
SOFTWARE --		0.94%
Microsoft Corp.				27,725		931,560

			TOTAL INFORMATION TECHNOLOGY---	3.75%		3,704,846

MATERIALS --
CHEMICALS --		1.82%
Dow Chemical Co. (The)				20,100		842,994
E. I. du Pont de Nemours and Co.				10,000		461,500
PPG Industries, Inc.				7,200		494,208
						1,798,702
METALS & MINING --		0.55%
Alcoa Inc.				15,000		545,550

PAPER & FOREST PRODUCTS --		0.77%
International Paper Co.				7,725		260,719
Potlatch Corp.				11,000		505,010
						765,729

			TOTAL MATERIALS --	3.14%		3,109,981

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		4.97%
AT&T Inc.				23,500		897,935
Citizens Communications Co.				70,000		908,600
FairPoint Communications, Inc.				56,000		835,520
Verizon Communications Inc.				41,000		1,771,610
Windstream Corp.				39,000		505,050
						4,918,715

			TOTAL TELECOMMUNICATION SERVICES --	4.97%		4,918,715

UTILITIES --
ELECTRIC UTILITIES --		7.94%
Ameren Corp.				14,200		764,670
Consolidated Edison, Inc.				23,100		1,119,195
DTE Energy Co.				20,000		981,000
Duke Energy Corp.				38,600		763,894
Integrys Energy Group, Inc.				21,000		1,071,210
Pinnacle West Capital Corp.				25,500		1,092,930
Progress Energy, Inc.				25,000		1,220,500
Southern Co.				10,000		376,200
Xcel Energy, Inc.				20,000		462,200
						7,851,799

GAS UTILITIES --		1.95%
Nicor Inc.				23,100		973,434
NiSource Inc.				51,600		955,116
						1,928,550

			TOTAL UTILITIES --	9.89%		9,780,349

			TOTAL COMMON STOCK --	98.65%
				(Cost $77,653,985)		97,588,143

MONEY MARKET FUND
SM&R Money Market Fund, 3.93% (a)				5,338		5,338

			TOTAL MONEY MARKET FUND --	0.01%
				(Cost $5,338)		5,338

COMMERCIAL PAPER				Face
				Amount
INFORMATION TECHNOLOGY --
IT SERVICES --		0.56%
Computer Sciences Corp., 4.95%, 12/03/07				555,000		554,847

			TOTAL INFORMATION TECHNOLOGY --	0.56%		554,847

			TOTAL COMMERCIAL PAPER --	0.56%
				(Cost $554,847)		554,847

			TOTAL INVESTMENTS --	99.22%
				(Cost $78,214,170)		98,148,328

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.78%		774,901

			NET ASSETS --	100.00%		$ 98,923,229

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R BALANCED FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		1.40%
Host Hotels & Resorts Inc.				2,265		$ 43,465
McDonald's Corp.				2,850		166,639
Starwood Hotels & Resorts Worldwide, Inc.				3,000		161,040
Wyndham Worldwide Corp.				1,020		29,753
						400,897
HOUSEHOLD DURABLES --		0.98%
Newell Rubbermaid Inc.				3,800		101,764
Stanley Works (The)				3,400		177,310
						279,074
MEDIA --		1.96%
CBS Corp. (Class B)				2,000		54,860
Time Warner Inc.				9,000		155,340
Viacom Inc. (Class B) *				2,000		84,040
Walt Disney Co. (The)				8,000		265,200
						559,440
MULTILINE RETAIL --		0.93%
J.C. Penney Co., Inc.				2,200		97,064
Kohl's Corp. *				1,000		49,280

Target Corp.				2,000		120,120
						266,464
SPECIALTY RETAIL --		2.17%
Best Buy Co., Inc.				3,000		153,150
Limited Brands, Inc.				7,600		152,608
Lowe's Companies, Inc.				5,800		141,578
TJX Companies, Inc. (The)				4,000		117,360
Urban Outfitters, Inc. *				2,175		56,985
						621,681

			TOTAL CONSUMER DISCRETIONARY --	7.44%		2,127,556

CONSUMER STAPLES --
BEVERAGES --		1.78%
Coca-Cola Co. (The)				4,000		248,400
International Flavors & Fragrances Inc.				900		45,126
PepsiCo, Inc.				2,800		216,104
						509,630
FOOD PRODUCTS --		2.03%
Bunge Limited				1,000		112,340
H.J. Heinz Co.				2,600		122,980
McCormick & Co., Inc. (c)				3,700		141,377
Sensient Technologies Corp.				7,400		204,758
						581,455
FOOD & STAPLES RETAILING --		1.35%
SUPERVALU INC.				3,475		145,498
Wal-Mart Stores, Inc.				5,000		239,500
						384,998
HOUSEHOLD PRODUCTS --		1.57%
Kimberly-Clark Corp.				2,200		153,582
Procter & Gamble Co. (The)				4,000		296,000
						449,582
PERSONAL PRODUCTS --		1.01%
Alberto-Culver Co.				1,800		46,008
Avon Products, Inc.				3,050		125,202
Colgate-Palmolive Co.				1,475		118,118
						289,328

			TOTAL CONSUMER STAPLES --	7.74%		2,214,993

ENERGY --
ENERGY EQUIPMENT & SERVICES --		1.57%
Schlumberger Ltd.				2,400		224,280
Weatherford International Ltd. *				3,600		225,432
						449,712
OIL, GAS & CONSUMABLE FUELS --		6.66%
Anadarko Petroleum Corp.				3,600		203,760
BP PLC ADR				5,092		370,392
Chevron Corp.				6,001		526,708
Exxon Mobil Corp.				9,000		802,440
						1,903,300

			TOTAL ENERGY --	8.23%		2,353,012

FINANCIALS --
COMMERCIAL BANKS --		4.16%
Bank of America Corp.				10,000		461,300
PNC Financial Services Group, Inc.				3,000		219,630
U.S. Bancorp				6,000		198,540
Wachovia Corp.				3,600		154,800
Wells Fargo & Co.				4,800		155,664
						1,189,934
DIVERSIFIED FINANCIAL SERVICES --		6.57%
Allied Capital Corp.				3,400		82,722
Bear Stearns Companies Inc. (The)				900		89,730
Charles Schwab Corp. (The)				5,650		137,351

Citigroup Inc.				14,500		482,850
Discover Financial Services *				3,000		52,110
Federal Home Loan Mortgage Corp. Gtd. Mtg. Cert.				9,700		340,179
Goldman Sachs Group, Inc. (The)				1,000		226,640
JPMorgan Chase & Co.				2,092		95,437
Morgan Stanley				6,000		316,320
National Financial Partners Corp.				1,250		56,750
						1,880,089

INSURANCE --		4.49%
Allstate Corp. (The)				2,300		117,576
American International Group, Inc.				4,700		273,211
Aspen Insurance Holdings Ltd.				4,125		118,800
Genworth Financial Inc. (Class A)				6,200		162,688
Prudential Financial, Inc.				3,000		282,420
RenaissanceRe Holdings Ltd.				2,000		118,220
Travelers Companies, Inc. (The)				4,000		212,440
						1,285,355

			TOTAL FINANCIALS --	15.23%		4,355,378

HEALTH CARE --
BIOTECHNOLOGY --		0.76%
Amgen Inc. *				1,300		71,825
Genzyme Corp. *				875		65,564
Gilead Sciences, Inc. *				1,750		81,445
						218,834
HEALTH EQUIPMENT & SUPPLIES --		1.31%
Advanced Medical Optics, Inc. *				1,025		25,850
Beckman Coulter, Inc.				2,000		141,460
Covidien Ltd. *				900		36,099
Varian Medical Systems, Inc. *				1,550		77,438
Zimmer Holdings, Inc. *				1,460		94,506
						375,353
HEALTH CARE PROVIDERS & SERVICES --		0.37%
DaVita, Inc. *				925		57,313
Patterson Companies Inc. *				1,500		48,270
						105,583
PHARMACEUTICALS --		6.72%
Abbott Laboratories				4,200		241,542
Allergan, Inc.				2,000		134,080
Eli Lilly & Co.				3,850		203,858
Endo Pharmaceuticals Holdings Inc. *				1,750		47,968
Johnson & Johnson				6,000		406,440
Merck & Co. Inc.				5,300		314,608
Pfizer Inc.				15,000		356,400
Wyeth				4,400		216,040
						1,920,936

			TOTAL HEALTH CARE --	9.16%		2,620,706

INDUSTRIALS --
AEROSPACE & DEFENSE --		1.63%
General Dynamics Corp.				1,400		124,292
Goodrich Corp.				1,900		135,451
L-3 Communications Holdings, Inc.				1,000		110,650
Northrop Grumman Corp.				1,200		94,548
						464,941
AIR FREIGHT & LOGISTICS --		0.30%
FedEx Corp.				875		86,161

COMMERCIAL SERVICES & SUPPLIES --		0.48%
Cintas Corp.				2,000		63,980
R. R. Donnelley & Sons Co.				2,000		73,320
						137,300

ELECTRICAL EQUIPMENT --		0.12%
Tyco Electronics Ltd. *				900		33,651

INDUSTRIAL CONGLOMERATES --		2.96%
3M Co.				1,925		160,276
General Electric Co.				17,000		650,930
Tyco International Ltd.				900		36,117
						847,323
MACHINERY --		2.13%
Caterpillar Inc.				1,100		79,090
Danaher Corp.				1,400		121,548
Eaton Corp.				1,100		98,241
Illinois Tool Works Inc.				1,800		99,900
Ingersoll-Rand Co. Ltd (Class A)				1,900		98,116
Parker Hannifin Corp.				1,400		111,202
						608,097
ROAD & RAIL --		0.39%
Burlington Northern Santa Fe Corp.				1,350		112,752

TRADING COMPANIES & DISTRIBUTORS --		0.34%
W.W. Grainger, Inc.				1,100		97,130

TRANSPORTATION INFRASTRUCTURE --		0.27%
Ryder System, Inc.				1,800		78,048

			TOTAL INDUSTRIALS --	8.62%		2,465,403

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		3.03%
Arris Group Inc. *				3,900		40,677
Cisco Systems, Inc. *				11,700		327,834
Harris Corp.				2,300		144,371
Motorola, Inc.				6,200		99,014
Nokia Oyj ADR				6,500		255,645
						867,541
COMPUTERS & PERIPHERALS --		2.14%
Dell Inc. *				6,800		166,872
EMC Corp.				7,500		144,525
Electronics for Imaging, Inc. *				1,950		44,733
Hewlett-Packard Co.				5,000		255,800
						611,930
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.20%
Agilent Technologies, Inc. *				1,525		57,691

INTERNET SOFTWARE & SERVICES --		0.25%
Akamai Technologies, Inc. *				1,900		72,314

IT SERVICES --		0.16%
Global Payments Inc.				1,075		46,462

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		1.60%
Intel Corp.				13,000		339,040
Linear Technology Corp.				1,500		45,690
Texas Instruments Inc.				2,300		72,611
						457,341
SOFTWARE --		3.82%
Electronic Arts Inc. *				1,500		84,285
Microsoft Corp.				23,300		782,880
Oracle Corp. *				11,100		223,998
						1,091,163

			TOTAL INFORMATION TECHNOLOGY --	11.20%		3,204,442

MATERIALS --
CHEMICALS --		0.73%
Dow Chemical Co. (The)				1,600		67,104

Eastman Chemical Co.				600		38,526
PPG Industries, Inc.				900		61,776
Sigma-Aldrich Corp.				800		42,120
						209,526
CONTAINERS & PACKAGING --		0.12%
Ball Corp.				700		32,375

METALS & MINING --		0.51%
Freeport-McMoRan Copper & Gold, Inc.				268		26,513
Nucor Corp.				1,200		71,052
United States Steel Corp.				500		48,850
						146,415
PAPER & FOREST PRODUCTS --		0.32%
International Paper Co.				1,300		43,875
Louisiana-Pacific Corp.				1,000		15,380
MeadWestvaco Corp.				1,000		32,870
						92,125

			TOTAL MATERIALS --	1.68%		480,441

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		1.27%
Sprint Nextel Corp.				10,263		159,282
Verizon Communications Inc.				2,580		111,482
Windstream Corp.				7,100		91,945
						362,709
WIRELESS TELECOMMUNICATION SERVICES --		0.63%
Vodafone Group PLC ADR				4,812		179,247

			TOTAL TELECOMMUNICATION SERVICES --	1.90%		541,956

UTILITIES --
ELECTRIC UTILITIES --		3.53%
Ameren Corp.				3,000		161,550
CenterPoint Energy, Inc.				5,500		98,175
Constellation Energy Group				5,000		501,050
Exelon Corp.				1,400		113,498
Southern Co.				1,600		60,192
Wisconsin Energy Corp.				1,600		76,544
						1,011,009

			TOTAL UTILITIES --	3.53%		1,011,009

			TOTAL COMMON STOCK --	74.73%
				(Cost $15,984,773)		21,374,896

				Face
CORPORATE BONDS				Amount

CONSUMER STAPLES --
PERSONAL PRODUCTS --		1.85%
Avon Products, Inc., 7.15%, 11/15/09				$ 500,000		529,048

			TOTAL CONSUMER STAPLES --	1.85%		529,048

FINANCIALS --
COMMERCIAL BANKS --		2.60%
Royal Bank of Scotland GRP PLC, yankee bond, 6.40%, 04/01/09				500,000		514,636
Washington Mutual Inc., 4.20%, 01/15/10				250,000		228,770
						743,406
DIVERSIFIED FINANCIAL SERVICES --		4.81%
General Electric Capital Corp., 3.75%, 12/15/09				350,000		346,938
JPMorgan & Co., Inc., 6.00%, 01/15/09				500,000		505,473
Weingarten Realty Investors, 7.35%, 07/20/09				500,000		523,116
						1,375,527

INSURANCE --		1.91%
Mony Group Inc. (The), 8.35%, 03/15/10				500,000		546,560

			TOTAL FINANCIALS --	9.32%		2,665,493

INDUSTRIALS --
TRANSPORTATION --		1.53%
Hertz Corp., 7.40%, 03/01/11				455,000		439,075

			TOTAL INDUSTRIALS --	1.53%		439,075

			TOTAL CORPORATE BONDS --	12.70%
				(Cost $3,555,398)		3,633,616

U S GOVERNMENT AGENCY SECURITIES --

U S GOVERNMENT AGENCY SECURITIES --		7.80%
Federal Farm Credit Bank, 4.70%, 10/06/08 (b)				400,000		400,024
Federal Farm Credit Bank, 4.15%, 11/30/09				350,000		349,890
Federal Home Loan Bank, 4.40%, 12/28/09				750,000		750,017
Federal Home Loan Mortgage Corp., Pool #284839, 8.50%, 01/01/17				3,994		4,261
Federal National Mortgage Association, 4.75%, 08/25/08 (b)				700,000		702,025
Federal National Mortgage Association, Pool #048974, 8.00%, 06/01/17				21,921		23,265

			TOTAL US GOVERNMENT AGENCY SECURITIES --	7.80%
				(Cost $2,224,943)		2,229,482

MONEY MARKET FUND				Shares
SM&R Money Market Fund, 3.93% (a)				683		683

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $683)		683

COMMERCIAL PAPER				Face
				Amount

INFORMATION TECHNOLOGY --
IT SERVICES --		3.83%
Computer Sciences Corp., 4.95%, 12/03/07				$ 1,096,000		1,095,698

			TOTAL INFORMATION TECHNOLOGY --	3.83%		1,095,698

UTILITIES --
ELECTRIC UTILITIES --		1.59%
Duke Energy Corp., 5.00%, 12/04/07				455,000		454,810

			TOTAL UTILITIES --	1.59%		454,810

			TOTAL COMMERCIAL PAPER --	5.42%
				(Cost $1,550,509)		1,550,508

			TOTAL INVESTMENTS --	100.65%
				(Cost $23,316,306)		28,789,185

			CASH AND OTHER ASSETS, LESS LIABILITIES --	-0.65%		(185,054)

			NET ASSETS --	100.00%		$ 28,604,131

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments

(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Balanced Fund are affiliated by having the same investment adviser.

(b) Long term obligations that will mature in less than one year.

(c) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R GOVERNMENT BOND FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
			Date	Rate (%)	Amount
CORPORATE BONDS

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		1.78%
MBNA Master Credit Card Trust			02/15/12	7.000	$ 500,000	$ 523,775

			TOTAL FINANCIALS --	1.78%		523,775

MATERIALS --
METALS & MINING --		3.71%
Carpenter Technology Corp.			05/15/13	6.625	1,000,000	1,090,510

			TOTAL MATERIALS --	3.71%		1,090,510

			TOTAL CORPORATE BONDS --	5.49%
				(Cost $1,508,719)		1,614,285

U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		49.31%
Federal Home Loan Bank			07/17/09	5.375	1,250,000	1,281,500
Federal Home Loan Mortgage Corp.			11/15/13	4.875	1,000,000	1,037,040
Federal National Mortgage Assoc.			02/15/10	3.875	1,100,000	1,104,719
Federal National Mortgage Assoc.			12/15/10	4.750	1,900,000	1,955,442
Federal National Mortgage Assoc.			02/01/11	6.250	1,850,000	1,978,927
Federal National Mortgage Assoc.			03/15/11	5.500	1,300,000	1,369,056
Federal National Mortgage Assoc.			01/23/12	5.500	1,400,000	1,403,178
Federal National Mortgage Assoc.			03/26/12	5.400	1,100,000	1,105,159
Private Export Funding Corp.			01/15/10	7.200	15,000	16,050
U S Treasury Bond			05/15/17	8.750	2,375,000	3,249,119
						14,500,190

U S GOVERNMENT SECURITIES --		40.00%
U S Treasury Bond			05/15/16	7.250	800,000	988,752
U S Treasury Note			02/15/09	3.000	1,000,000	998,750
U S Treasury Note			08/31/11	4.625	1,500,000	1,568,438
U S Treasury Note			10/31/11	4.625	2,500,000	2,614,844
U S Treasury Note			11/15/12	4.000	2,000,000	2,056,400
U S Treasury Note			05/15/14	4.750	1,319,000	1,403,086
U S Treasury Note			02/15/15	4.000	600,000	608,484
U S Treasury Note			05/15/15	4.125	1,500,000	1,524,375
						11,763,129

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	89.31%
				(Cost $25,677,135)		26,263,319

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		13.05%
Federal Home Loan Bank			12/07/07	4.300	530,000	529,620
Federal Home Loan Bank			12/14/07	4.330	470,000	469,265
Federal Home Loan Bank			12/19/07	4.370	310,000	309,321
Federal Home Loan Mortgage Corp.			12/10/07	4.280	650,000	649,304
Federal National Mortgage Association			12/03/07	4.290	1,050,000	1,049,749
Federal National Mortgage Association			12/05/07	4.320	830,000	829,601
						3,836,860
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	13.05%
				(Cost $3,836,860)		3,836,860

					Shares
MONEY MARKET FUND
SM&R Money Market Fund, 3.93% (a)					876	876

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $876)		876

			TOTAL INVESTMENTS --	107.85%
				(Cost $31,023,590)		31,715,340

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(7.85)%		(2,309,352)

			NET ASSETS --	100.00%		$ 29,405,988

Notes to Schedule of Investments:

(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R TAX FREE FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

				Interest/
MUNICIPAL BONDS			Maturity	Stated	Face	Value
Rating (a)			Date	Rate (%)	Amount

	ALABAMA --	1.37%
Aaa/AAA	Alabama Drinking Water Financing Authority, Revolving Fund Loan - Revenue Bonds, Series A		08/15/16	4.000	$ 180,000	$ 182,725

	CALIFORNIA --	0.15%
A1/A+	California State - General Obligation Bonds Unlimited		06/01/11	5.250	20,000	20,175

	FLORIDA --	6.28%
Aaa/AAA	Miami - Dade County, Florida Expressway Authority Toll System - Revenue Bonds, Prerefunded to 07/01/2010 (b)		07/01/29	6.375	400,000	433,808
Aaa/AAA	Miami - Dade County, Florida Solid Waste System - Revenue Bonds		10/01/18	4.750	400,000	406,496

						840,304
	HAWAII --	2.02%
Aaa/NR	Honolulu, Hawaii City & County - General Obligation Bonds Unlimited		07/01/13	5.000	250,000	269,660

	ILLINOIS --	4.64%
Aaa/AAA	Chicago, Illinois Park District - General Obligation Bonds Unlimited, Series C		01/01/16	4.850	230,000	233,342
Aaa/NR	Rockford, Illinois - General Obligation Bonds Unlimited		12/15/18	4.500	180,000	181,604
Aaa/AAA	State of Illinois - General Obligation Bonds Unlimited		03/01/19	5.000	200,000	204,780
						619,726
	INDIANA --	4.34%
Aaa/AAA	Aurora, Indiana Building Corp. - Revenue Bonds		07/15/13	4.500	405,000	424,007
Aaa/AAA	South Bend, Indiana Building Corp. - Revenue Bonds		02/01/13	4.500	150,000	156,583
						580,590
	LOUISIANA --	6.83%
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Prerefunded, Series C to 07/01/2008 (b)		07/01/19	5.000	335,000	341,398
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Unrefunded, Series C		07/01/19	5.000	65,000	65,987
Aaa/AAA	Monroe, Louisiana Sales and Use Tax - Revenue Bonds		07/01/16	4.000	200,000	201,952
Aaa/AAA	New Orleans, Louisiana Sewer Service - Revenue Bonds		06/01/18	5.000	300,000	304,383
						913,720
	MISSISSIPPI --	3.92%
NR/AAA	Greenville Mississippi Public School District - General Obligation Bonds Unlimited		12/15/11	3.250	205,000	203,585
Aaa/AAA	Mississippi Development Bank Special Obligation Clinton Recreational Facilities & Municipal Building - Revenue Bonds		11/01/10	4.500	310,000	320,642
						524,227
	NEW YORK --	7.93%
Aa3/AA	New York City, New York - General Obligation Bonds Unlimited, Series J		08/01/18	5.000	200,000	203,244
Aa1/AAA	New York City, New York - Transitional Financial Authority Revenue Bonds, Unrefunded, Series C		05/01/19	5.000	250,000	258,472
Aaa/AAA	New York State Tollway Authority Highway & Bridge - Revenue Bonds, Series B		04/01/10	3.850	200,000	202,784
Aa2/AAA	Triborough Bridge & Tunnel Authority, New York - Revenue Bonds, General Purpose, Prerefunded, Series B to 01/01/2022 (b)		01/01/27	5.200	350,000	395,692
						1,060,192
	NORTH CAROLINA --	1.55%
Aaa/AAA	North Carolina State - General Obligation Bonds Unlimited		03/01/15	4.000	200,000	207,166

	OHIO --	2.46%
Aaa/AAA	Ohio State Department of Administrative Services - Certificate Participation		09/01/15	5.250	300,000	329,064

	TEXAS --	34.14%
Aa1/AA+	Aransas County, Texas Correctional Facility Improvements - General Obligation Bonds Limited		02/15/13	3.875	250,000	255,112
Aaa/AAA	Austin, Texas Community College District - Revenue Bonds		02/01/10	4.000	100,000	101,576
Aaa/AAA	Austin, Texas Independent School District - General Obligation Bonds Unlimited, Series A		08/01/12	3.750	150,000	152,621

Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/13	4.125	200,000	205,334
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/14	4.250	65,000	66,891
Aaa/AAA	Collin County, Texas Community College District, Consolidated Fund - Revenue Bonds		02/01/15	5.250	400,000	400,572
Aaa/AAA	Dallas, Texas Independent School District - General Obligation Bonds Unlimited		02/15/09	4.200	100,000	101,077
Aaa/AAA	El Paso, Texas Public Improvement - General Obligation Bonds Limited		08/15/17	4.000	270,000	272,433
Aaa/AA-	Flower Mound, Texas Refunding and Improvement - General Obligation Bonds Limited, Unrefunded		03/01/17	5.500	10,000	10,017
Aaa/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Unlimited		02/01/10	4.300	25,000	25,545
Aaa/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Limited		02/01/11	4.375	125,000	129,058
Aaa/NR	Jefferson County, Texas - Public Improvement Certificates of Obligation, Series B		08/01/16	4.125	255,000	260,199
Aaa/AAA	League City, Texas Public Improvements - General Obligation Bonds Limited		02/15/13	4.750	100,000	105,079
Aaa/AAA	Lubbock County, Texas - General Obligation Bonds Limited		02/15/17	5.500	250,000	275,203
Aaa/AAA	Lubbock, Texas Municipal Drainage Utility - General Obligation Bonds Limited		02/15/14	4.000	250,000	254,793
Aaa/AAA	Mission, Texas Consolidated Independent School District - General Obligation Bonds Unlimited		02/15/18	4.500	200,000	200,222
Aaa/AAA	Montgomery County, Texas Public Improvements - General Obligation Bonds Limited		03/01/12	4.000	250,000	256,153
Aaa/AAA	Rockwell, Texas Waterworks & Sewer - General Obligation Bonds Limited		08/01/11	3.700	115,000	116,613
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Prerefunded to 08/01/2009 (b)		08/01/11	4.400	100,000	101,817
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Unrefunded		08/01/11	4.400	150,000	152,409
Aaa/AAA	San Antonio, Texas River Authority Sewer Refunding and Improvement - Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	101,557
Aaa/NR	Tarrant County Health Facilities Development Corp. - Health System Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)		09/01/14	6.000	200,000	224,604
Aa1/AA+	Texas A&M University Revenue and Financing System - Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	266,435
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 07/01/2011 (b)		07/01/13	6.250	45,000	49,469
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	61,131
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	62,290
Aaa/AAA	Waco, Texas - General Obligation Bonds Limited		02/01/16	4.000	250,000	252,748
NR/AAA	Wylie, Texas Independent School District - General Obligation Bonds Unlimited		08/15/12	4.375	100,000	103,454
						4,564,412
	UTAH --	0.04%
Aa2/AA	Utah State Housing Financial Agency - Single Family Revenue Bonds (d)		07/01/21	6.000	5,000	5,098

	WASHINGTON --	5.16%
Aaa/AAA	Seattle, Washington Municipal Light & Power - Revenue Bonds, Series B		06/01/24	5.000	100,000	101,533
Aa1/AA+	State of Washington - General Obligation Bonds Unlimited, Series B		05/01/18	5.500	300,000	328,641
Aa2/NR	Tumwater, Washington Office Building - Revenue Bonds		07/01/15	5.250	240,000	259,810
						689,984

			TOTAL MUNICIPAL BONDS --	80.83%
				(Cost $10,488,420)		10,807,043

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		18.34%
Federal Home Loan Bank			12/13/07	4.100	652,000	651,109
Federal Home Loan Mortgage Corp.			12/03/07	4.290	700,000	699,833
Federal Home Loan Mortgage Corp.			12/10/07	4.280	375,000	374,598
Federal National Mortgage Association			12/05/07	4.300	726,000	725,653
						2,451,193
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	18.34%
				(Cost $2,451,193)		2,451,193

MONEY MARKET FUND					Shares
SM&R Money Market Fund, 3.93% (e)					1,343	1,343

			TOTAL MONEY MARKET FUND --	0.01%
				(Cost $1,343)		1,343

			TOTAL INVESTMENTS --	99.18%
				(Cost $12,940,956)		13,259,579

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.82%		109,794

			TOTAL NET ASSETS --	100.00%		$ 13,369,373

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

(d) Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at November 30, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R PRIMARY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

				Interest/
			Maturity	Stated	Face
			Date	Rate (%)	Amount	Value
COMMERCIAL PAPER

INDUSTRIALS --

BUILDING PRODUCTS --		0.01%
Armstrong World Industries, Inc. *					88	$ 3,758

			TOTAL INDUSTRIALS --	0.01%		3,758

			TOTAL COMMON STOCK --	0.01%		3,758
				(Cost $.01)

				Interest/
			Maturity	Stated	Face
COMMERCIAL PAPER			Date	Rate (%)	Amount

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		4.00%
Starbucks Corp.			12/18/07	4.900	$ 1,034,000	1,031,602

HOUSEHOLD DURABLES --		3.98%
Whirlpool Corp.			12/14/07	4.900	1,029,000	1,027,174

MEDIA --		4.26%
Gannett Co.			01/11/08	5.450	1,107,000	1,100,128

MULTILINE RETAIL --		4.35%
Macy's Retail Holdings Inc.			12/12/07	4.850	1,126,000	1,124,326

			TOTAL CONSUMER DISCRETIONARY --	16.59%		4,283,230

CONSUMER STAPLES --
FOOD PRODUCTS --		6.25%
Heinz (HJ) Finance Co.			12/13/07	4.900	1,000,000	998,361
Kellogg Co.			12/07/07	5.000	616,000	615,484
						1,613,845
FOOD & STAPLES RETAILING --		3.98%
CVS Corp.			01/02/08	5.000	1,032,000	1,027,397

HOUSEHOLD PRODUCTS --		4.04%
Clorox Co.			01/03/08	5.100	1,048,000	1,043,093

PERSONAL PRODUCTS --		3.32%
Kimberly-Clark Corp.			01/10/08	4.480	860,000	855,716

			TOTAL CONSUMER STAPLES --	17.59%		4,540,051

ENERGY --
OIL, GAS & CONSUMABLE FUELS --		7.71%
Devon Energy Corp.			12/03/07	5.250	959,000	958,719
Questar Corp.			12/20/07	5.000	1,035,000	1,032,264
						1,990,983

			TOTAL ENERGY --	7.71%		1,990,983
FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		9.38%
CIT Group Inc.			12/10/07	4.950	1,134,000	1,132,592
Nissan Motor			12/07/07	5.000	336,000	335,720
Vectren Utility Hldgs.			12/27/07	5.100	957,000	953,474
						2,421,786
INSURANCE --		6.97%
Genworth Financial Inc.			01/08/08	4.250	945,000	940,506
Prudential Financial Inc.			12/04/07	4.900	858,000	857,648
						1,798,154

			TOTAL FINANCIALS --	16.35%		4,219,940

HEALTH CARE --
HEALTH CARE PROVIDERS & SERVICES --		4.68%

Wellpoint Inc.			12/26/07	5.100	1,213,000	1,208,702

			TOTAL HEALTH CARE --	4.68%		1,208,702

INDUSTRIALS --
BUILDING PRODUCTS --		3.94%
Rinker Materials Corp			12/06/07	4.950	1,017,000	1,016,298

COMMERCIAL SERVICES & SUPPLIES --		4.86%
Avery Dennison Corp.			12/05/07	4.950	1,255,000	1,254,307

			TOTAL INDUSTRIALS --	8.80%		2,270,605

INFORMATION TECHNOLOGY --
ELECTRONIC EQUIPMENT & INSTRUMENTS --		3.85%
Sharp Electronics Corp.			01/09/08	4.55%	1,000,000	995,068

			TOTAL INFORMATION TECHNOLOGY --	3.85%		995,068

MATERIALS --
CONSTRUCTION MATERIALS --		3.67%
Danaher Corp.			12/19/07	4.550	951,000	948,832

METALS & MINING --		4.46%
Rio Tinto			12/21/07	5.050	1,154,000	1,150,748

			TOTAL MATERIALS --	8.13%		2,099,580

UTILITIES --
ELECTRIC UTILITIES --		3.91%
Southern Power Co.			12/17/07	4.750	1,011,000	1,008,861

GAS --		8.40%
Keyspan Corp.			01/07/08	5.100	1,101,000	1,095,215
Laclede Gas Co.			12/11/07	4.850	1,074,000	1,072,548
						2,167,763

			TOTAL UTILITIES --	12.31%		3,176,624

			TOTAL COMMERCIAL PAPER --	96.01%
				(Cost $24,784,783)		24,784,783

U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES

U S GOVERNMENT SECURITIES --		4.30%
U S Treasury Bond			02/15/29	5.250	1,000,000	1,110,000

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	4.30%
				(Cost $895,287)		1,110,000

			TOTAL INVESTMENTS --	100.32%
				(Cost $25,680,070)		25,898,541

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.32)%		(83,658)

			TOTAL NET ASSETS --	100.00%		$ 25,814,883

Notes to Schedule of Investments:

* - Non income producing securities

See notes to quarterly schedule of portfolio holdings.

SM&R MONEY MARKET FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			November 30, 2007			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
COMMERCIAL PAPER			Date	Rate (%)	Amount

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		13.97%
American Honda Finance Corp.			01/03/08	4.500	$ 5,374,000	$ 5,353,163
International Lease Finance			12/13/07	4.500	5,070,000	5,063,658
UBS Finance			12/19/07	4.520	5,000,000	4,989,949
						15,406,770

			TOTAL INFORMATION TECHNOLOGY --	13.97%		15,406,770

			TOTAL COMMERCIAL PAPER --	13.97%
				(Cost $15,406,770)		15,406,770

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		86.43%
Federal Home Loan Bank			12/03/07	4.300	5,557,000	5,557,000
Federal Home Loan Bank			12/04/07	4.250	6,089,000	6,088,279
Federal Home Loan Bank			12/05/07	4.380	8,192,000	8,190,000
Federal Home Loan Bank			12/10/07	4.310	7,335,000	7,328,843
Federal Home Loan Bank			12/12/07	4.310	7,064,000	7,056,371
Federal Home Loan Bank			12/26/07	4.290	6,640,000	6,645,726
Federal Home Loan Bank			12/28/07	4.360	6,263,000	6,243,956
Federal Home Loan Mortgage Corp			12/07/07	4.300	6,042,000	6,039,100
Federal Home Loan Mortgage Corp			12/20/07	4.370	5,806,000	5,794,001
Federal Home Loan Mortgage Corp			12/31/07	4.350	6,987,000	6,963,309
Federal Home Loan Mortgage Corp			01/02/08	4.330	3,174,000	3,162,538
Federal National Mortgage Assoc.			12/06/07	4.260	6,901,000	6,898,544
Federal National Mortgage Assoc.			12/11/07	4.320	7,102,000	7,095,168
Federal National Mortgage Assoc.			12/14/07	4.320	7,269,000	7,259,390
Federal National Mortgage Assoc.			01/04/08	4.250	5,051,000	5,031,912
						95,354,137
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	86.43%
				(Cost $95,354,137)		95,354,137

			TOTAL INVESTMENTS --	100.40%
				(Cost $110,760,907)		110,760,907

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.40)%		(436,133)

			TOTAL NET ASSETS --	100.00%		$ 110,324,774

See notes to quarterly schedule of portfolio holdings.

SM&R INVESTMENTS, INC.
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2007
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

Security Transactions and Related Investment Income:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUND

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the quarter ended November 30, 2007 were:

Purchases						$ 6,950,935
Sales						$ 6,927,199

NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities for the quarter ended November 30, 2007, other than commercial paper, were as follows:

					Purchases	Sales
Alger Technology Fund					$ 395,811	$ 725,542
Alger Aggressive Growth Fund					$ 1,417,064	$ 2,329,765
Alger Small-Cap Fund					$ 503,883	$ 1,332,141
Alger Growth Fund					$ 1,786,682	$ 2,798,048
Growth Fund					$ 2,558,529	$ 6,560,981
Equity Income Fund					$ 2,008,532	$ 8,488,650
Balanced Fund					$ 275,739	$ 1,979,606
Government Bond Fund					$ -	$ 1,500,000
Tax Free Fund					$ -	$ 913,000
Primary Fund					$ -	$ 1,000,000

Gross unrealized appreciation and depreciation as of November 30, 2007, based on the cost for federal income tax purposes is as follows:

						Net Appreciation
			Cost	Appreciation	Depreciation	(Depreciation)
Alger Technology Fund			$ 772,804	$ 181,793	$ 51,218	$ 130,575
Alger Aggressive Growth Fund			$ 2,617,303	$ 411,961	$ 97,906	$ 314,055
Alger Small-Cap Fund			$ 2,918,914	$ 785,465	$ 165,790	$ 619,675
Alger Growth Fund			$ 2,290,802	$ 416,700	$ 66,934	$ 349,766
Growth Fund			$ 81,789,254	$ 27,719,815	$ 4,390,309	$ 23,329,506
Equity Income Fund			$ 78,214,170	$ 25,930,159	$ 5,996,001	$ 19,934,158
Balanced Fund			$ 23,316,306	$ 5,917,799	$ 712,329	$ 5,205,470
Government Bond Fund			$ 31,023,590	$ 696,407	$ 4,657	$ 691,750

Tax Free Fund			$ 12,940,956	$ 323,665	$ 5,042	$ 318,623
Primary Fund			$ 25,680,070	$ 218,471	$ -	$ 218,471

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.